Average Annual Total Returns - Thrivent Large Cap Value Portfolio	Class A 1 Year	Class A 5 Years	Class A 10 Years	Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Value Index(reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Value Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Value Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Value Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	4.44%	10.38%	9.98%	2.80%	9.74%	10.50%	1.36%	10.52%	10.74%